SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2016 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				10 years		10 years
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares				10,000		132,248
Stock Issued During Period, Value, Share-based Compensation, Gross				$ 12,800		$ 238,000
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares	15,846			15,000			19,750
Stock Issued During Period, Value, Issued for Services	$ 30,000			$ 23,400		286,575	$ 197,500
Stock Issued During Period, Shares, Purchase of Assets (in Shares) | shares				54,254
Stock Issued During Period, Value, Purchase of Assets				$ 86,806
Share-based Compensation		$ 113,169	$ 0	324,669	$ 0	$ 286,575	197,500
Property, Plant, and Equipment, Fair Value Disclosure		$ 26,194		$ 26,194
Number of Wholly Owned Subsidiaries				2		2
Advertising Expense						$ 15,427	18,971
Accounts Payable and Accrued Liabilities, Current	$ 390,530					$ 390,530	$ 12,315
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares						75,000	0
Shares Issued for Services #1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares				17,646		6,466
Stock Issued During Period, Value, Issued for Services				$ 30,000		$ 14,955
Shares Issued for Services #2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares				50,000		2,000
Stock Issued During Period, Value, Issued for Services				$ 82,500		$ 3,620
Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life						3 years
Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life						15 years
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage						95.00%	95.00%
Customer 1 [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage						72.00%
Customer 2 [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage						23.00%
Director [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares				60,000
Stock Issued During Period, Value, Share-based Compensation, Gross				$ 99,000
Stock Issued During Period, Value, Issued for Services				$ 82,500
Stock Issued During Period, Shares, Purchase of Assets (in Shares) | shares				80,000
Stock Issued During Period, Value, Purchase of Assets				$ 128,000
2016 Services [Member] | Director [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares				10,000
2017 Services [Member] | Director [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares				10,000